Financial Instruments - Summary of Categories of Financial Instruments (Detail) - USD ($)		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets at fair value through profit or loss
Financial assets at amortized cost	[1]	$ 22,448,527	$ 27,490,152	$ 91,047,060
Financial assets at fair value through other comprehensive income
Equity instruments		235,567
Financial liabilities at fair value through profit or loss
Derivative financial liabilities		88,394	90,213	223,352
Financial liabilities at amortized cost	[2]	36,910,284	41,922,924	36,090,421
Equity Instruments
Financial assets at fair value through other comprehensive income
Equity instruments		10,435,983
Pre-funded Warrants | Equity Instruments
Financial assets at fair value through other comprehensive income
Equity instruments		8,262,698
Tranche 2A Warrants | Equity Instruments
Financial assets at fair value through other comprehensive income
Equity instruments		2,173,285
K2 Warrants
Financial liabilities at fair value through profit or loss
Derivative financial liabilities		87,693	90,213	$ 223,352
Tranche 2B Warrants
Financial liabilities at fair value through profit or loss
Derivative financial liabilities		701
Money Market Fund [Member]
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss			$ 30,445,339
Foreign Unlisted Ordinary Shares
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income		$ 235,567

[1]	The balances include financial assets at amortized cost, which comprise of cash and cash equivalents (excluding money market funds) and refundable deposits.
[2]	The balances include financial liabilities at amortized cost, which comprise of trade payables, other payables, current borrowings, lease liabilities and long-term borrowings.